Other taxes payable & Other taxes receivable	12 Months Ended
Dec. 31, 2019
Other taxes payable & Other taxes receivable
Other taxes payable & Other taxes receivable

18      Other taxes payable & Other taxes receivable

Other taxes payable relates to Value added taxes amounting to EUR 58 thousand (2018: EUR 739 thousand) and Withholding Tax amounting to EUR 4,415 thousand (2018: EUR 6,686 thousand).

Other taxes receivable relates to Value added taxes amounting to EUR 5,395 thousand (2018: EUR 4,172 thousand).